Common stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted stock issued	$ 0	$ 0	$ 0
Repurchase of common stock	$ 0	$ 0	$ (3)
Common Class A [Member]
Common stock, Authorized	40,000,000	40,000,000	40,000,000
Common stock, outstanding (in shares)	6,342,189	6,342,189	6,342,189
Conversions (in shares)	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Repurchase of common stock (in shares)			0
Common stock, outstanding (in shares)	6,342,189	6,342,189	6,342,189
Common Class B [Member]
Common stock, Authorized	40,000,000	40,000,000	40,000,000
Common stock, outstanding (in shares)	2,531,926	2,542,021	2,584,882
Conversions (in shares)	0	(10,095)	(42,861)
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Repurchase of common stock (in shares)			0
Common stock, outstanding (in shares)	2,531,926	2,531,926	2,542,021
Common Class E [Member]
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, outstanding (in shares)	28,257,827	27,826,330	27,618,545
Conversions (in shares)	0	10,095	42,860
Restricted stock issued (In shares)	32,317	(25,541)	(38,115)
Exercised stock options - compensation plans (in shares)	(895,674)	(325,996)	(82,106)
Restricted stock units - vested (in shares)	85,249	69,865	44,904
Repurchase of common stock (in shares)			(200)
Common stock, outstanding (in shares)	29,271,067	28,257,827	27,826,330
Common Class F [Member]
Common stock, Authorized	100,000,000	100,000,000	100,000,000
Common stock, outstanding (in shares)	0	0	0
Conversions (in shares)	0	0	0
Restricted stock issued (In shares)	0	0	0
Exercised stock options - compensation plans (in shares)	0	0	0
Restricted stock units - vested (in shares)	0	0	0
Repurchase of common stock (in shares)			0
Common stock, outstanding (in shares)	0	0	0
Common Stock [Member]
Common stock, Authorized	280,000,000	280,000,000	280,000,000
Common stock, outstanding (in shares)	37,131,942	36,710,540	36,545,616
Conversions (in shares)	0	0	(1)
Restricted stock issued (In shares)	(32,317)	(25,541)	(38,115)
Exercised stock options - compensation plans (in shares)	(895,674)	(325,996)	(82,106)
Restricted stock units - vested (in shares)	85,249	69,865	44,904
Repurchase of common stock (in shares)			(200)
Common stock, outstanding (in shares)	38,145,182	37,131,942	36,710,540